Reclassifications from Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income Reclassification (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
(Loss) from operations before income taxes	$ (31.5)	$ (218.8)	$ (156.0)
Income tax (expense)/benefit	(8.6)	(22.9)	10.2
General, administrative and corporate expenses	(410.9)	(521.6)	(491.7)
Net (loss)	(40.1)	(241.7)	(145.8)
Net (loss)	(40.1)	(241.7)	$ (145.8)
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net (loss)	(66.8)	(2.8)
Available for sale securities | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Available for sale securities — gross realized gains	(69.3)	(14.4)
Realized gains on sale of securities	2.2	7.6
(Loss) from operations before income taxes	(67.1)	(6.8)
Income tax (expense)/benefit	0.0	0.0
Net (loss)	(67.1)	(6.8)
Foreign currency translation adjustments | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax (expense)/benefit	0.0	(0.8)
General, administrative and corporate expenses	0.3	4.8
Net (loss)	$ 0.3	$ 4.0